Note 1 - Summary of Significant Accounting Policies (Details Textual) - AUD ($)				9 Months Ended	12 Months Ended
	Jul. 01, 2023	Jul. 01, 2022	Jul. 01, 2021	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Research and Development Tax Incentive Income, Refundable Tax Offset, Percentage					43.50%
Research and Development Tax Incentive Income, Maximum Aggregated Turnover to Refundable Tax Offset					$ 20,000,000
Research and Development Tax Incentive Income, Non-refundable Tax Offset, Percentage				38.50%
Research and Development Tax Incentive Income, Minimum Aggregated Turnover to Non-refundable Tax Offset					20,000,000
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned, Current					$ 3,495,930	$ 4,757,741
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	11.00%	10.50%	9.50%
Registered Retirement Savings Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match					5.00%
Minimum [Member] | Deferred Profit Sharing Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match					1.00%
Maximum [Member] | Deferred Profit Sharing Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match					2.00%
Maximum [Member] | US 401K Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay					10.00%
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life					3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life					10 years